UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 2 of its series:

Wells Fargo Absolute Return Fund and the Wells Fargo Asset Allocation Fund.

Date of reporting period: October 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

October 31, 2018

Wells Fargo Absolute Return Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Absolute Return Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global economic, business, and investing data during the reporting period were mixed and volatile.

During the summer months, the U.S. economy strengthened.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Absolute Return Fund for the six-month period that ended October 31, 2018. Global economic, business, and investing data during the reporting period were mixed and volatile. While investors earned positive results in many domestic equity and high-yield and municipal bond markets during the period, their returns were negative overseas.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.40% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 11.32%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 16.53%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.19% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 5.58%. The Bloomberg Barclays Municipal Bond Index6 added 0.46%, and the ICE BofAML U.S. High Yield Index7 was up 1.10%.

Global trade tensions escalated as the second quarter of 2018 closed.

Global trade tensions escalated during the second quarter of 2018. The U.S. government’s decision to impose tariffs on a wide range of products manufactured overseas drew retaliatory responses from foreign governments, which punished U.S. commodity producers and product manufacturers. Investors were left to wonder about next steps in what appeared to be an escalating divergence in global economic policies and growth prospects.

Inflation trended higher. The CPI-U8 added 0.1% in June after an increase of 0.2% in May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

U.S. stocks gained following positive economic data while international stocks and bonds declined.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Absolute Return Fund	3

gaining 7.20% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71%, while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

In June, the Federal Reserve increased the target range for the federal funds rate to range from 1.75% to 2.00%. It raised the range again in September to range from 2.00% to 2.25%. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.46% and 2.81%, respectively, on January 1, 2018—were 3.15% and 3.39%, respectively, on October 31, 2018, respectively. Investor concerns about an inverted yield curve waned, only to be replaced by concerns about the potentially negative influence of higher interest rates on economic activity.

October proved to be a difficult month for stock markets globally.

As interest rates and bond yields gained during October, stock markets struggled. For the month, the S&P 500 Index fell 6.84%, the MSCI ACWI ex USA Index (Net) dropped 8.13%, and the MSCI EM Index (Net) lost 8.71%. The Bureau of Economic Analysis released its first estimate of third-quarter GDP, which, at an annualized 3.5% rate, indicated growth may be slowing compared with the second quarter. Readings on consumer sentiment and business spending were mixed.

Economic signals overseas also were mixed as the third quarter ended and the fourth quarter began. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. The European Central Bank and the Bank of Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Absolute Return Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Manager

Wells Fargo Funds Management, LLC

Portfolio manager

Ben Inker, CFA®1

Average annual total returns (%) as of October 31, 20182

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WARAX)	3-1-2012	(9.67)	(0.18)	3.76	(4.16)	1.00	4.38	1.48	1.48
Class C (WARCX)	3-1-2012	(5.88)	0.24	3.59	(4.88)	0.24	3.59	2.23	2.23
Class R (WARHX)	9-30-2015	–	–	–	(4.34)	0.76	4.45	1.73	1.73
Class R6 (WARRX)	10-31-2014	–	–	–	(3.67)	1.47	4.73	1.05	1.05
Administrator Class (WARDX)	3-1-2012	–	–	–	(4.07)	1.11	4.52	1.40	1.37
Institutional Class (WABIX)	11-30-2012	–	–	–	(3.76)	1.39	4.69	1.15	1.13
MSCI ACWI Index (Net)[5]	–	–	–	–	(0.52)	6.15	9.75	–	–
Bloomberg Barclays U.S. TIPS 1-10 Year Index[6]	–	–	–	–	(0.61)	0.69	3.29	–	–
CPI[7]	–	–	–	–	2.52	1.60	1.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or to cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to asset-backed securities risk, non-diversified funds risk, geographic risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Absolute Return Fund	5

Holdings (%) as of October 31, 2018[8]
GMO Implementation Fund	77.64
GMO SGM Major Markets Fund Class VI	7.48
GMO Opportunistic Income Fund Class VI	4.95
GMO Emerging Country Debt Fund Class IV	2.94
GMO Risk Premium Fund Class VI	2.48
GMO Special Opportunities Fund Class VI	2.46
GMO High Yield Fund Class VI	1.23

Portfolio allocation as of October 31, 2018[9]

[1]

The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, a senior member of GMO’s Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

[2]

Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX). The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for Administrator Class. Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R share expenses. If these expenses had been included, returns for Class R shares would be lower. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 share expenses. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class share expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[3]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.79% in acquired fund fees and expenses and underlying GMO fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[4]

The manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.71% for Class A, 1.46% for Class C, 0.96% for Class R, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI (Net) Index consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]

The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index is an unmanaged index of U.S. Treasury securities with maturities of less than 10 years and more than 1 year. You cannot invest directly in an index.

[7]

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

[8]

The holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments of GMO benchmark-Free Allocation Fund divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]

Portfolio allocation represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the investment exposures of the underlying GMO funds. Portfolio allocation is subject to change and may have changed since the date specified.

6	Wells Fargo Absolute Return Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2018 to October 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Absolute Return Fund (excluding GMO Benchmark-Free Allocation Fund and underlying fund expenses)	Beginning account value 5-1-2018	Ending account value 10-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$948.25	$3.34	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Class C
Actual	$1,000.00	$944.59	$7.01	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R
Actual	$1,000.00	$947.23	$3.83	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class R6
Actual	$1,000.00	$950.92	$1.23	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Administrator Class
Actual	$1,000.00	$948.38	$2.80	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91	0.57%
Institutional Class
Actual	$1,000.00	$950.04	$1.62	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%

Please see footnote on page 7.

Fund expenses (unaudited)	Wells Fargo Absolute Return Fund	7

Wells Fargo Absolute Return Fund (including GMO Benchmark-Free Allocation Fund and underlying fund expenses)	Beginning account value 5-1-2018	Ending account value 10-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$948.25	$7.61	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class C
Actual	$1,000.00	$944.59	$11.27	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.61	$11.61	2.30%
Class R
Actual	$1,000.00	$947.23	$8.10	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	$8.39	1.65%
Class R6
Actual	$1,000.00	$950.92	$5.51	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Administrator Class
Actual	$1,000.00	$948.38	$7.07	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.32	1.44%
Institutional Class
Actual	$1,000.00	$950.04	$5.90	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Absolute Return Fund	Portfolio of investments—October 31, 2018 (unaudited)

Security name	Shares	Value

Investment Companies: 99.06%
GMO Benchmark-Free Allocation Fund Class MF (l)	172,372,560	$4,505,818,717

Total Investment Companies (Cost $4,268,018,841)		4,505,818,717

Total investments (Cost $4,268,018,841)	99.06%	4,505,818,717
Other assets and liabilities, net	0.94	42,537,809

Total net assets	100.00%	$4,548,356,526

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Dividends from affiliated investment companies	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	201,120,148	2,185,052	30,932,640	172,372,560	$20,518,696	$(277,453,137)	$6,832,480	$4,505,818,717	99.06%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2018 (unaudited)	Wells Fargo Absolute Return Fund	9

Assets
Investments in affiliated investment companies, at value (cost $4,268,018,841)	$4,505,818,717
Cash	45,260,929
Receivable for investments sold	4,739,071
Receivable for Fund shares sold	5,242,809
Prepaid expenses and other assets	42,373

Total assets	4,561,103,899

Liabilities
Payable for Fund shares redeemed	10,336,778
Management fee payable	729,746
Administration fees payable	575,498
Distribution fees payable	335,330
Trustees’ fees and expenses payable	3,865
Accrued expenses and other liabilities	766,156

Total liabilities	12,747,373

Total net assets	$4,548,356,526

NET ASSETS CONSIST OF
Paid-in capital	$4,834,824,062
Total distributable loss	(286,467,536)

Total net assets	$4,548,356,526

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$419,358,906
Shares outstanding – Class A1	38,788,921
Net asset value per share – Class A	$10.81
Maximum offering price per share – Class A2	$11.47
Net assets – Class C	$510,648,844
Shares outstanding – Class C1	48,298,156
Net asset value per share – Class C	$10.57
Net assets – Class R	$272,056
Shares outstanding – Class R1	25,252
Net asset value per share – Class R	$10.77
Net assets – Class R6	$41,417,583
Shares outstanding – Class R6[1]	3,818,342
Net asset value per share – Class R6	$10.85
Net assets – Administrator Class	$143,174,188
Shares outstanding – Administrator Class[1]	13,204,247
Net asset value per share – Administrator Class	$10.84
Net assets – Institutional Class	$3,433,484,949
Shares outstanding – Institutional Class[1]	316,772,702
Net asset value per share – Institutional Class	$10.84

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Absolute Return Fund	Statement of operations—six months ended October 31, 2018 (unaudited)

Investment income
Dividends from affiliated investment companies	$6,832,480

Expenses
Management fee	5,345,201
Administration fees
Class A	502,579
Class C	615,056
Class R	328
Class R6	7,558
Administrator Class	115,481
Institutional Class	2,575,171
Shareholder servicing fees
Class A	598,308
Class C	732,210
Class R	157
Administrator Class	216,659
Distribution fees
Class C	2,196,629
Class R	391
Custody and accounting fees	11,594
Professional fees	19,083
Registration fees	116,343
Shareholder report expenses	266,699
Trustees’ fees and expenses	11,090
Interest expense	11,108
Other fees and expenses	64,525

Total expenses	13,406,170
Less: Fee waivers and/or expense reimbursements	(460,047)

Net expenses	12,946,123

Net investment loss	(6,113,643)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,518,696
Net change in unrealized gains (losses) on investments	(277,453,137)

Net realized and unrealized gains (losses) on investments	(256,934,441)

Net decrease in net assets resulting from operations	$(263,048,084)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Absolute Return Fund	11

	Six months ended October 31, 2018 (unaudited)		Year ended April 30, 2018[1]

Operations
Net investment income (loss)		$(6,113,643)		$107,306,470
Net realized gains on investments		20,518,696		16,405,452
Net change in unrealized gains (losses) on investments		(277,453,137)		245,367,476

Net increase (decrease) in net assets resulting from operations		(263,048,084)		369,079,398

Distributions to shareholders from net investment income and net realized gains
Class A		0		(9,408,721)
Class C		0		(6,375,512)
Class R		0		(4,480)
Class R6		0		(955,835)
Administrator Class		0		(4,226,442)
Institutional Class		0		(90,625,040)

Total distributions to shareholders		0		(111,596,030)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,148,794	35,393,979	3,985,939	45,281,967
Class C	1,158,590	12,814,185	3,127,436	35,016,593
Class R	1,346	15,045	19,303	214,620
Class R6	872,513	9,867,799	3,123,629	35,699,083
Administrator Class	814,082	9,193,054	2,555,544	29,155,651
Institutional Class	34,118,880	384,426,139	80,890,157	920,815,025

		451,710,201		1,066,182,939

Reinvestment of distributions
Class A	0	0	732,700	8,308,823
Class C	0	0	500,886	5,589,886
Class R	0	0	16	184
Class R6	0	0	82,831	939,299
Administrator Class	0	0	364,796	4,144,083
Institutional Class	0	0	6,634,478	75,234,979

		0		94,217,254

Payment for shares redeemed
Class A	(9,630,150)	(107,866,107)	(13,273,439)	(150,272,256)
Class C	(9,139,942)	(100,008,266)	(18,920,056)	(209,697,879)
Class R	(8,504)	(95,489)	(56,798)	(639,402)
Class R6	(1,151,091)	(12,744,234)	(451,000)	(5,129,814)
Administrator Class	(6,246,759)	(70,254,714)	(10,603,706)	(120,532,571)
Institutional Class	(84,578,494)	(944,967,861)	(95,116,208)	(1,082,787,960)

		(1,235,936,671)		(1,569,059,882)

Net decrease in net assets resulting from capital share transactions		(784,226,470)		(408,659,689)

Total decrease in net assets		(1,047,274,554)		(151,176,321)

Net assets
Beginning of period		5,595,631,080		5,746,807,401

End of period		$4,548,356,526		$5,595,631,080

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at April 30, 2018 was $51,574,245. The disaggregated distributions information for the year ended April 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$11.40	$10.90	$10.25	$11.15	$11.39	$10.94	$10.16
Net investment income (loss)	(0.02)[2]	0.19 [2]	0.08 [2]	0.11	0.14 [2]	0.10	0.08
Net realized and unrealized gains (losses) on investments	(0.57)	0.51	0.65	(0.88)	(0.01)	0.51	0.73

Total from investment operations	(0.59)	0.70	0.73	(0.77)	0.13	0.61	0.81
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.08)	(0.01)	(0.26)	(0.16)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.12)	(0.11)	(0.00)[3]	0.00

Total distributions to shareholders	0.00	(0.20)	(0.08)	(0.13)	(0.37)	(0.16)	(0.03)
Net asset value, end of period	$10.81	$11.40	$10.90	$10.25	$11.15	$11.39	$10.94
Total return[4]	(5.18)%	6.45%	7.15%	(6.82)%	1.23%	5.66%	8.02%
Ratios to average net assets (annualized)
Gross expenses[5]	0.68%	0.68%	0.67%	0.68%	0.71%	0.72%	0.73%
Net expenses[5]	0.68%	0.68%	0.67%	0.68%	0.71%	0.72%	0.73%
Net investment income (loss)[5]	(0.43)%	1.67%	0.78%	0.87%	1.21%	1.55%	0.92%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%	6%	0%	0%
Net assets, end of period (000s omitted)	$419,359	$516,085	$586,785	$1,185,631	$1,954,792	$2,277,448	$1,512,891

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Absolute Return Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$11.19	$10.70	$10.05	$11.01	$11.27	$10.82	$10.11
Net investment income (loss)	(0.09)	0.10 [2]	0.00 [2]	0.01 [2]	0.06 [2]	0.06	0.03
Net realized and unrealized gains (losses) on investments	(0.53)	0.50	0.65	(0.85)	(0.01)	0.50	0.70

Total from investment operations	(0.62)	0.60	0.65	(0.84)	0.05	0.56	0.73
Distributions to shareholders from
Net investment income	0.00	(0.11)	0.00	0.00	(0.20)	(0.11)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.12)	(0.11)	(0.00)[3]	0.00

Total distributions to shareholders	0.00	(0.11)	0.00	(0.12)	(0.31)	(0.11)	(0.02)
Net asset value, end of period	$10.57	$11.19	$10.70	$10.05	$11.01	$11.27	$10.82
Total return[4]	(5.54)%	5.60%	6.47%	(7.59)%	0.47%	5.23%	7.20%
Ratios to average net assets (annualized)
Gross expenses[5]	1.43%	1.43%	1.42%	1.43%	1.47%	1.47%	1.48%
Net expenses[5]	1.43%	1.43%	1.42%	1.43%	1.47%	1.47%	1.48%
Net investment income (loss)[5]	(1.17)%	0.88%	0.04%	0.08%	0.53%	0.78%	0.14%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%	6%	0%	0%
Net assets, end of period (000s omitted)	$510,649	$629,813	$765,561	$1,207,967	$1,820,384	$1,600,482	$1,042,487

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30
CLASS R		2018	2017	2016[1]
Net asset value, beginning of period	$11.37	$10.82	$10.22	$10.19
Net investment income (loss)	(0.03)	0.12	0.13	(0.05)[2]
Net realized and unrealized gains (losses) on investments	(0.57)	0.55	0.57	0.26

Total from investment operations	(0.60)	0.67	0.70	0.21
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.10)	(0.06)
Net realized gains	0.00	0.00	0.00	(0.12)

Total distributions to shareholders	0.00	(0.12)	(0.10)	(0.18)
Net asset value, end of period	$10.77	$11.37	$10.82	$10.22
Total return[3]	(5.28)%	6.21%	6.91%	2.10%
Ratios to average net assets (annualized)
Gross expenses[4]	0.78%	0.93%	0.93%	0.93%
Net expenses[4]	0.78%	0.93%	0.93%	0.93%
Net investment income (loss)[4]	(0.50)%	0.85%	1.40%	(0.92)%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%
Net assets, end of period (000s omitted)	$272	$368	$756	$56

[1]	For the period from September 30, 2015 (commencement of class operations) to April 30, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016[1]	0.59%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Absolute Return Fund	15

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30
CLASS R6		2018	2017	2016	2015[1]
Net asset value, beginning of period	$11.41	$10.91	$10.26	$11.18	$11.32
Net investment income	0.00 [2,3]	0.31 [2]	0.14 [2]	0.10 [2]	0.09 [2]
Net realized and unrealized gains (losses) on investments	(0.56)	0.45	0.64	(0.82)	0.20

Total from investment operations	(0.56)	0.76	0.78	(0.72)	0.29
Distributions to shareholders from
Net investment income	0.00	(0.26)	(0.13)	(0.08)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.26)	(0.13)	(0.20)	(0.43)
Net asset value, end of period	$10.85	$11.41	$10.91	$10.26	$11.18
Total return[4]	(4.91)%	6.97%	7.67%	(6.42)%	2.68%
Ratios to average net assets (annualized)
Gross expenses[5]	0.25%	0.25%	0.25%	0.24%	0.24%
Net expenses[5]	0.25%	0.25%	0.25%	0.24%	0.24%
Net investment income[5]	0.01%	2.69%	1.37%	0.99%	1.67%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$41,418	$46,753	$14,636	$8,274	$84

[1]	For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

[5]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015[1]	0.55%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$11.43	$10.92	$10.27	$11.18	$11.42	$10.97	$10.17
Net investment income (loss)	(0.02)[2]	0.19 [2]	0.07 [2]	0.14 [2]	0.14 [2]	0.11	0.09
Net realized and unrealized gains (losses) on investments	(0.57)	0.53	0.68	(0.91)	0.01	0.51	0.75

Total from investment operations	(0.59)	0.72	0.75	(0.77)	0.15	0.62	0.84
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.10)	(0.02)	(0.28)	(0.17)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.12)	(0.11)	(0.00)[3]	0.00

Total distributions to shareholders	0.00	(0.21)	(0.10)	(0.14)	(0.39)	(0.17)	(0.04)
Net asset value, end of period	$10.84	$11.43	$10.92	$10.27	$11.18	$11.42	$10.97
Total return[4]	(5.16)%	6.62%	7.31%	(6.85)%	1.40%	5.74%	8.25%
Ratios to average net assets (annualized)
Gross expenses[5]	0.60%	0.60%	0.59%	0.58%	0.55%	0.55%	0.55%
Net expenses[5]	0.57%	0.57%	0.57%	0.57%	0.55%	0.55%	0.55%
Net investment income (loss)[5]	(0.31)%	1.70%	0.72%	1.31%	1.26%	1.69%	1.03%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%	6%	0%	0%
Net assets, end of period (000s omitted)	$143,174	$212,965	$287,532	$1,409,516	$3,763,871	$4,223,678	$2,763,630

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

[5]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Absolute Return Fund	17

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013[2]
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$11.41	$10.92	$10.27	$11.19	$11.44	$10.99	$10.18
Net investment income (loss)	(0.00)[3,4]	0.24	0.14	0.11 [3]	0.23 [3]	0.12	0.14 [3]
Net realized and unrealized gains (losses) on investments	(0.57)	0.50	0.63	(0.84)	(0.05)	0.52	0.71

Total from investment operations	(0.57)	0.74	0.77	(0.73)	0.18	0.64	0.85
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.12)	(0.07)	(0.32)	(0.19)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.12)	(0.11)	(0.00)[5]	0.00

Total distributions to shareholders	0.00	(0.25)	(0.12)	(0.19)	(0.43)	(0.19)	(0.04)
Net asset value, end of period	$10.84	$11.41	$10.92	$10.27	$11.19	$11.44	$10.99
Total return[6]	(5.00)%	6.78%	7.58%	(6.51)%	1.65%	5.93%	8.41%
Ratios to average net assets (annualized)
Gross expenses[7]	0.35%	0.35%	0.35%	0.33%	0.29%	0.29%	0.30%
Net expenses[7]	0.33%	0.33%	0.33%	0.32%	0.29%	0.29%	0.30%
Net investment income (loss)[7]	(0.07)%	2.07%	1.19%	1.05%	2.00%	1.84%	1.56%
Supplemental data
Portfolio turnover rate	1%	5%	2%	8%	6%	0%	0%
Net assets, end of period (000s omitted)	$3,433,485	$4,189,647	$4,091,536	$4,346,360	$4,824,238	$2,180,627	$982,490

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Amount is more than $(0.005).

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2018 (unaudited)	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013[2]	0.50%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Absolute Return Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of October 31, 2018, the Fund owned 38% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund, which are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund, which is included in the mailing of this shareholder report. An unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of October 31, 2018 have also been included as Appendix II in this report for your reference.

Investment transactions and income recognition

Investment transactions in Benchmark-Free Allocation Fund are recorded on a trade date basis. Realized gains and losses resulting from investment transactions in Benchmark-Free Allocation Fund are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Absolute Return Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2018, the aggregate cost of all investments for federal income tax purposes was $4,288,315,399 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$217,503,318
Gross unrealized losses	0
Net unrealized gains	$217,503,318

As of April 30, 2018, the Fund had capital loss carryforwards which consisted of $3,791,016 in short-term capital losses and $479,327,467 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of October 31, 2018, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not relative return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $4,505,818,717 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.225% and declining to 0.16% as the average daily net assets of the Fund increase. For the six months ended October 31, 2018, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through August 31, 2019 to waive fees and/or

20	Wells Fargo Absolute Return Fund	Notes to financial statements (unaudited)

reimburse expenses to the extent necessary to cap the Fund’s expenses (excluding expenses of Benchmark-Free Allocation Fund and acquired fund fees and expenses) at 0.71% for Class A shares, 1.46% for Class C shares, 0.96% for Class R shares, 0.28% for Class R6 shares, 0.57% for Administrator Class shares, and 0.33% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2018, Funds Distributor received $19,096 from the sale of Class A shares and $770 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2018, the Fund made aggregate purchases and sales of $60,107,654 and $832,180,957, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurred purchase premium and redemption fees. These purchase premium and redemption fees were paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premium and redemption fees incurred by the Fund have been reflected in paid-in capital. Effective May 18, 2018, the Fund is longer assessed any purchase premium and redemption fees.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended October 31, 2018, the Fund had average borrowings outstanding of $343,901 (on an annualized basis) at an average rate of 3.23% and paid interest in the amount of $11,108.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended April 30, 2018 were as follows:

Net investment income
Class A	$9,408,721
Class C	6,375,512
Class R	4,480
Class R6	955,835
Administrator Class	4,226,442
Institutional Class	90,625,040

Notes to financial statements (unaudited)	Wells Fargo Absolute Return Fund	21

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

22	Wells Fargo Absolute Return Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Absolute Return Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24	Wells Fargo Absolute Return Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Absolute Return Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris will replace Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield is expected to retire on December 31, 2018.

26	Wells Fargo Absolute Return Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT:

Wells Fargo Absolute Return Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Absolute Return Fund (the “Fund”).

The Fund is a gateway feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of the GMO Trust, which is overseen by a different board of trustees. The GMO Fund is managed by Grantham Mayo Van Otterloo & Co. LLC (“GMO”). The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund. References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Management Agreement. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management about various topics. In this regard, the Board reviewed reports at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Management Agreement for a one-year term, and determined that the compensation payable to Funds Management was reasonable. The Board considered the continuation of the Management Agreement for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management under the Management Agreement. This information included, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s business continuity planning program and of its approach to data privacy and cybersecurity. The Board considered the qualifications, background, tenure and responsibilities of the portfolio manager of GMO primarily responsible for the day-to-day portfolio management of the GMO Fund.

In light of the gateway feeder nature of the Fund, the Board was advised that the scope of services under the Management Agreement includes various responsibilities related to the oversight of the GMO Fund and its performance and investment management activities as well as Fund-level administrative services.

The Board evaluated the ability of Funds Management to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Absolute Return Fund	27

Fund investment performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Consumer Price Index, for all periods under review. The Board received information concerning investment strategy changes and organizational changes at GMO in connection with the Board’s review of the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees, but excluding purchase premiums, redemption fees and indirect interest expenses, at both the Fund-level and the GMO Fund-level. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how the funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund-level, were lower than the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Management Agreement.

Investment management fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo to be at a level that would prevent it from approving the continuation of the Management Agreement.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

28	Wells Fargo Absolute Return Fund	Other information (unaudited)

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s business as a result of its relationship with the Fund. The Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Management Agreement for a one-year term, and determined that the compensation payable to Funds Management was reasonable.

Appendix I (unaudited)	Wells Fargo Absolute Return Fund	29

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

318249 12-18 SA260/SAR260 10-18

Semi-Annual Report

October 31, 2018

Wells Fargo Asset Allocation Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Asset Allocation Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global economic, business, and investing data during the reporting period were mixed and volatile.

During the summer months, the U.S. economy strengthened.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended October 31, 2018. Global economic, business, and investing data during the reporting period were mixed and volatile. While investors earned positive results in many domestic equity and high-yield and municipal bond markets during the period, their returns were negative overseas.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.40% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 11.32%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 16.53%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.19% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 5.58%. The Bloomberg Barclays Municipal Bond Index6 added 0.46%, and the ICE BofAML U.S. High Yield Index7 was up 1.10%.

Global trade tensions escalated as the second quarter of 2018 closed.

Global trade tensions escalated during the second quarter of 2018. The U.S. government’s decision to impose tariffs on a wide range of products manufactured overseas drew retaliatory responses from foreign governments, which punished U.S. commodity producers and product manufacturers. Investors were left to wonder about next steps in what appeared to be an escalating divergence in global economic policies and growth prospects.

Inflation trended higher. The CPI-U8 added 0.1% in June after an increase of 0.2% in May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

U.S. stocks gained following positive economic data while international stocks and bonds declined.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Asset Allocation Fund	3

gaining 7.20% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71%, while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

In June, the Federal Reserve increased the target range for the federal funds rate to range from 1.75% to 2.00%. It raised the target range again in September to range from 2.00% to 2.25%. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.46% and 2.81%, respectively, on January 1, 2018—were 3.15% and 3.39%, respectively, on October 31, 2018, respectively. Investor concerns about an inverted yield curve waned, only to be replaced by concerns about the potentially negative influence of higher interest rates on economic activity.

October proved to be a difficult month for stock markets globally.

As interest rates and bond yields gained during October, stock markets struggled. For the month, the S&P 500 Index fell 6.84%, the MSCI ACWI ex USA Index (Net) dropped 8.13%, and the MSCI EM Index (Net) lost 8.71%. The Bureau of Economic Analysis released its first estimate of third-quarter GDP, which, at an annualized 3.5% rate, indicated growth may be slowing compared with the second quarter. Readings on consumer sentiment and business spending were mixed.

Economic signals overseas also were mixed as the third quarter ended and the fourth quarter began. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. The European Central Bank and the Bank of Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser‡

Wells Capitals Management Incorporated

Portfolio managers‡

Kandarp R. Acharya, CFA®, FRM

Petros N. Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of October 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EAAFX)	7-29-1996	(9.69)	0.65	5.12	(4.16)	1.85	5.74	1.32	1.13
Class C (EACFX)	10-3-2002	(5.81)	1.10	4.96	(4.81)	1.10	4.96	2.07	1.88
Class R (EAXFX)	10-10-2003	–	–	–	(4.35)	1.62	5.50	1.57	1.38
Administrator Class (EAIFX)	10-3-2002	–	–	–	(3.89)	2.05	5.97	1.24	0.95
Institutional Class (EAAIX)	11-30-2012	–	–	–	(3.78)	2.26	6.10	0.99	0.80
Asset Allocation Blended Index[4]	–	–	–	–	(0.42)	4.86	8.01	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	(2.05)	1.83	3.94	–	–
MSCI ACWI Index (Net)[6]	–	–	–	–	(0.52)	6.15	9.75	–	–
MSCI ACWI ex USA Index (Net)[7]	–	–	–	–	(8.24)	1.63	6.92	–	–
Russell 3000® Index[8]	–	–	–	–	6.60	10.81	13.35	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asset Allocation Fund	5

Ten largest holdings (%) as of October 31, 2018[9]
Wells Fargo Managed Fixed Income Portfolio	24.49
Wells Fargo Diversified Large Cap Growth Portfolio	12.79
Wells Fargo Disciplined U.S. Core Fund Class R6	12.70
Wells Fargo Large Company Value Portfolio	10.08
Wells Fargo International Growth Portfolio	9.88
Wells Fargo International Value Portfolio	9.80
Wells Fargo Core Bond Portfolio	7.00
Wells Fargo Real Return Portfolio	3.48
Wells Fargo Small Company Value Portfolio	3.18
Wells Fargo C&B Large Cap Value Portfolio	2.99

Neutral target allocation

Current target allocation as of October 31, 2018[10]
Bonds	36.3%
Stocks	70.0%
Effective Cash	(6.3%)

‡

The subadviser and portfolio managers began management of the Fund effective June 15, 2018. Prior to that date, the Fund invested all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC.

[1]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.57% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. Net expenses from affiliated master portfolios are included in the expense caps. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Source: Wells Fargo Funds Management, LLC. Effective June 16, 2018, the Fund’s benchmark index was renamed the Asset Allocation Blended Index and the composition of the index was changed to 45% Russell 3000® Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% MSCI ACWI Index (Net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed. You cannot invest directly in an index.

[6]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index (Net) consists of 46 country indices comprising 23 developed and 23 emerging markets country indices. The developed markets country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indices included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]

The MSCI ACWI ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. You cannot invest directly in an index.

[8]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[9]

The ten largest holdings, excluding cash, cash equivalents and any money markt funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]

Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2018 to October 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5-1-2018	Ending account value 10-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$956.04	$4.98	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class C
Actual	$1,000.00	$953.14	$8.66	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	$8.94	1.76%
Class R
Actual	$1,000.00	$955.63	$6.21	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.41	1.26%
Administrator Class
Actual	$1,000.00	$957.90	$4.10	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Institutional Class
Actual	$1,000.00	$958.22	$3.26	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—October 31, 2018 (unaudited)	Wells Fargo Asset Allocation Fund	7

Security name			Shares	Value

Exchange-Traded Funds: 0.34%
Consumer Staples Select Sector SPDR Fund			140,406	$7,723,734

Total Exchange-Traded Funds (Cost $7,684,687)				7,723,734

Investment Companies: 99.54%

Affiliated Master Portfolios: 86.84%
Wells Fargo C&B Large Cap Value Portfolio				68,148,907
Wells Fargo Core Bond Portfolio				159,559,147
Wells Fargo Diversified Large Cap Growth Portfolio				291,789,877
Wells Fargo Emerging Growth Portfolio				35,957,293
Wells Fargo International Growth Portfolio				225,337,916
Wells Fargo International Value Portfolio				223,597,982
Wells Fargo Large Company Value Portfolio				229,907,690
Wells Fargo Managed Fixed Income Portfolio				558,526,062
Wells Fargo Real Return Portfolio				79,439,553
Wells Fargo Small Company Growth Portfolio				35,804,493
Wells Fargo Small Company Value Portfolio				72,555,362

				1,980,624,282

Affiliated Stock Funds: 12.70%
Wells Fargo Disciplined U.S. Core Fund Class R6			16,670,966	289,741,393

Total Investment Companies (Cost $2,329,295,784)				2,270,365,675

	Yield	Maturity date	Principal
Short-Term Investments: 0.31%

U.S. Treasury Securities: 0.31%
U.S. Treasury Bill #(z)	0.00%	11-1-2018	$7,050,000	7,050,000

Total Short-Term Investments (Cost $7,050,000)				7,050,000

Total investments in securities (Cost $2,344,030,471)	100.19%	2,285,139,409
Other assets and liabilities, net	(0.19)	(4,442,305)

Total net assets	100.00%	$2,280,697,104

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
DAX Index	89	12-21-2018	$31,074,905	$28,874,585	$0	$(2,200,320)
S&P 500 E-Mini Index	635	12-21-2018	89,297,611	86,077,425	0	(3,220,186)
10-Year U.S. Treasury Notes	257	12-19-2018	30,370,795	30,438,437	67,642	0

					$67,642	$(5,420,506)

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Asset Allocation Fund	Portfolio of investments—October 31, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Fund
Wells Fargo Disciplined U.S. Core Fund Class R6	0	18,768,517	2,097,551	16,670,966	$1,581,679	$(2,000,516)	$289,741,393
Affiliated security no longer held at the end of period	164,736,608	0	164,736,608	0	1,118,400,119	(1,174,013,583)	0

					$1,119,981,798	$(1,176,014,099)	$289,741,393	12.70%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Securities lending income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.00%	16.39%	$1,248,412	$(2,357,840)	$9,410	$386,974	$1,027	$68,148,907
Wells Fargo Core Bond Portfolio	0.00	2.83	(1,705,340)	(896,360)	2,087,788	0	1,694	159,559,147
Wells Fargo Diversified Large Cap Growth Portfolio	0.00	77.68	790,834	(3,575,097)	19,544	967,935	7,122	291,789,877
Wells Fargo Emerging Growth Portfolio	0.00	4.04	3,334,553	(5,195,913)	6,247	12,104	11,940	35,957,293
Wells Fargo International Growth Portfolio	0.00	85.55	(4,356,980)	(3,860,383)	105,152	1,195,343	5,163	225,337,916
Wells Fargo International Value Portfolio	0.00	20.09	(18,562)	(14,842,359)	17,887	2,984,609	77,940	223,597,982
Wells Fargo Large Company Value Portfolio	0.00	79.28	3,775,371	(5,218,757)	31,961	1,979,413	0	229,907,690
Wells Fargo Managed Fixed Income Portfolio	0.00	84.15	(1,083,608)	(7,640,184)	7,670,185	0	7,145	558,526,062
Wells Fargo Real Return Portfolio	0.00	38.27	(551,036)	(1,969,937)	812,304	119,219	1,866	79,439,553
Wells Fargo Small Company Growth Portfolio	0.00	1.84	2,055,208	(4,995,727)	10,202	71,269	5,188	35,804,493
Wells Fargo Small Company Value Portfolio	0.00	36.88	(1,467,162)	(6,510,123)	5,834	405,770	24,129	72,555,362

			$2,021,690	$(57,062,680)	$10,776,514	$8,122,636	$143,214	$1,980,624,282	86.84%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2018 (unaudited)	Wells Fargo Asset Allocation Fund	9

Assets
Investments in affiliated Master Portfolios, at value (Cost $2,037,553,875)	$1,980,624,282
Investments in affiliated Underlying Fund, at value (cost $291,741,909)	289,741,393
Investments in unaffiliated securities, at value (cost $14,734,687)	14,773,734
Segregated cash for futures transactions	6,487,745
Receivable for Fund shares sold	492,474
Receivable for daily variation margin on open futures contracts	68,259
Prepaid expenses and other assets	52,794

Total assets	2,292,240,681

Liabilities
Payable for daily variation margin on open futures contracts	5,418,557
Payable for Fund shares redeemed	4,425,418
Distribution fees payable	463,738
Administration fees payable	390,900
Management fee payable	169,906
Trustees’ fees and expenses payable	668
Accrued expenses and other liabilities	674,390

Total liabilities	11,543,577

Total net assets	$2,280,697,104

NET ASSETS CONSIST OF
Paid-in capital	$2,172,975,056
Total distributable earnings	107,722,048

Total net assets	$2,280,697,104

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,145,162,169
Shares outstanding – Class A1	83,560,975
Net asset value per share – Class A	$13.70
Maximum offering price per share – Class A2	$14.54
Net assets – Class C	$696,110,752
Shares outstanding – Class C1	52,670,660
Net asset value per share – Class C	$13.22
Net assets – Class R	$12,592,936
Shares outstanding – Class R1	928,190
Net asset value per share – Class R	$13.57
Net assets – Administrator Class	$47,823,194
Shares outstanding – Administrator Class[1]	3,446,371
Net asset value per share – Administrator Class	$13.88
Net assets – Institutional Class	$379,008,053
Shares outstanding – Institutional Class[1]	27,539,019
Net asset value per share – Institutional Class	$13.76

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asset Allocation Fund	Statement of operations—six months ended October 31, 2018 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $27)	$10,776,514
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $387,882)	8,122,636
Securities lending income allocated from affiliated Master Portfolios	143,214
Interest	50,737
Expenses allocated from affiliated Master Portfolios	(4,501,731)
Waivers allocated from affiliated Master Portfolios	148,741

Total investment income	14,740,111

Expenses
Management fee	3,754,667
Administration fees
Class A	1,338,739
Class C	853,521
Class R	14,908
Administrator Class	38,293
Institutional Class	288,152
Shareholder servicing fees
Class A	1,593,736
Class C	1,016,097
Class R	17,532
Administrator Class	71,672
Distribution fees
Class C	3,048,290
Class R	17,748
Custody and accounting fees	75,615
Professional fees	24,198
Registration fees	57,973
Shareholder report expenses	270,706
Trustees’ fees and expenses	11,090
Other fees and expenses	28,732

Total expenses	12,521,669
Less: Fee waivers and/or expense reimbursements	(1,503,723)

Net expenses	11,017,946

Net investment income	3,722,165

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	2,021,690
Affiliated Underlying Funds	1,119,981,798
Futures transactions	5,755,562

Net realized gains on investments	1,127,759,050

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(57,062,680)
Affiliated Underlying Funds	(1,176,014,099)
Unaffiliated securities	22,596
Futures transactions	(5,352,864)

Net change in unrealized gains (losses) on investments	(1,238,407,047)

Net realized and unrealized gains (losses) on investments	(110,647,997)

Net decrease in net assets resulting from operations	$(106,925,832)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Asset Allocation Fund	11

	Six months ended October 31, 2018 (unaudited)		Year ended April 30, 2018[1]

Operations
Net investment income (loss)		$3,722,165		$(32,041,441)
Net realized gains on investments		1,127,759,050		284,342,013
Net change in unrealized gains (losses) on investments		(1,238,407,047)		(27,051,854)

Net increase (decrease) in net assets resulting from operations		(106,925,832)		225,248,718

Distributions to shareholders from net investment income and net realized gains
Class A		0		(24,440,974)
Class C		0		(8,184,877)
Class R		0		(219,977)
Administrator Class		0		(1,446,446)
Institutional Class		0		(14,348,210)

Total distributions to shareholders		0		(48,640,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,651,172	37,842,469	11,511,562	160,896,028
Class C	229,921	3,169,586	978,519	13,569,878
Class R	78,448	1,108,697	163,929	2,323,571
Administrator Class	137,789	1,989,424	668,649	9,643,917
Institutional Class	3,053,050	43,714,119	9,188,062	130,720,843

		87,824,295		317,154,237

Reinvestment of distributions
Class A	0	0	1,500,973	21,629,017
Class C	0	0	531,325	7,433,250
Class R	0	0	12,304	175,949
Administrator Class	0	0	91,292	1,330,122
Institutional Class	0	0	764,436	11,030,803

		0		41,599,141

Payment for shares redeemed
Class A	(13,190,140)	(188,507,949)	(22,678,076)	(324,082,990)
Class B	N/A	N/A	(434,890)[2]	(6,060,263)[2]
Class C	(12,838,967)	(177,159,121)	(29,777,992)	(407,067,877)
Class R	(252,880)	(3,558,214)	(574,093)	(8,049,337)
Administrator Class	(1,494,251)	(21,546,089)	(2,678,274)	(38,411,562)
Institutional Class	(15,398,076)	(220,940,422)	(19,309,825)	(277,421,505)

		(611,711,795)		(1,061,093,534)

Net decrease in net assets resulting from capital share transactions		(523,887,500)		(702,340,156)

Total decrease in net assets		(630,813,332)		(525,731,922)

Net assets
Beginning of period		2,911,510,436		3,437,242,358

End of period		$2,280,697,104		$2,911,510,436

[1]

Effective for all fillings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Accumulated net investment loss at April 30, 2018 was $9,340,106. The disaggregated distributions information for the year ended April 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from May 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$14.33	$13.62	$12.71	$14.10	$14.43	$13.73	$12.91
Net investment income (loss)	0.03 [2]	(0.12)	(0.09)	(0.11)	(0.11)	(0.07)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.66)	1.08	1.20	(0.72)	0.18	1.01	1.26

Total from investment operations	(0.63)	0.96	1.11	(0.83)	0.07	0.94	1.15
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.20)	(0.37)	(0.40)	(0.24)	(0.33)
Net realized gains	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.20)	(0.56)	(0.40)	(0.24)	(0.33)
Net asset value, end of period	$13.70	$14.33	$13.62	$12.71	$14.10	$14.43	$13.73
Total return[3]	(4.40)%	7.01%	8.86%	(5.78)%	0.53%	6.92%	9.12%
Ratios to average net assets (annualized)
Gross expenses	1.12%[4]	0.82%[5]	0.80%[5]	0.82%[5]	0.85%[5]	0.85%[5]	0.84%[5]
Net expenses	1.01%[4]	0.82%[5]	0.80%[5]	0.82%[5]	0.85%[5]	0.85%[5]	0.84%[5]
Net investment income (loss)	0.48%[4]	(0.82)%[5]	(0.80)%[4]	(0.82)%[5]	(0.85)%[5]	(0.85)%[5]	(0.84)%[5]
Supplemental data
Portfolio turnover rate	120%[6]	0%[7]	0%[7]	1%[7]	0%[7]	1%[7]	0%[7]
Net assets, end of period (000s omitted)	$1,145,162	$1,348,107	$1,413,776	$1,578,517	$2,058,444	$2,398,503	$2,332,077

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratio includes net expenses allocated from the affiliated Master Portfolios in the amount of 0.34%.

[5]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[6]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[7]	Portfolio turnover rate represents the purchases and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$13.87	$13.17	$12.28	$13.61	$13.92	$13.20	$12.40
Net investment loss	(0.09)	(0.22)[2]	(0.19)[2]	(0.20)[2]	(0.22)[2]	(0.14)	(0.20)[2]
Net realized and unrealized gains (losses) on investments	(0.56)	1.03	1.18	(0.69)	0.18	0.99	1.22

Total from investment operations	(0.65)	0.81	0.99	(0.89)	(0.04)	0.85	1.02
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.10)	(0.25)	(0.27)	(0.13)	(0.22)
Net realized gains	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.11)	(0.10)	(0.44)	(0.27)	(0.13)	(0.22)
Net asset value, end of period	$13.22	$13.87	$13.17	$12.28	$13.61	$13.92	$13.20
Total return[3]	(4.69)%	6.16%	8.08%	(6.48)%	(0.23)%	6.44%	8.32%
Ratios to average net assets (annualized)
Gross expenses	1.87%[4]	1.57%[5]	1.55%[5]	1.57%[5]	1.60%[5]	1.60%[5]	1.59%[5]
Net expenses	1.76%[4]	1.57%[5]	1.55%[5]	1.57%[5]	1.60%[5]	1.60%[5]	1.59%[5]
Net investment loss	(0.30)%[4]	(1.57)%[5]	(1.55)%[5]	(1.57)%[5]	(1.60)%[5]	(1.60)%[5]	(1.59)%[5]
Supplemental data
Portfolio turnover rate	120%[6]	0%[7]	0%[7]	1%[7]	0%[7]	1%[7]	0%[7]
Net assets, end of period (000s omitted)	$696,111	$905,336	$1,232,098	$1,561,695	$2,060,672	$2,377,997	$2,399,839

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratio includes net expenses allocated from the affiliated Master Portfolios in the amount of 0.33%.

[5]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[6]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[7]	Portfolio turnover rate represents the purchases and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
CLASS R		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$14.20	$13.49	$12.58	$13.95	$14.28	$13.58	$12.76
Net investment income (loss)	0.01 [2]	(0.15)[2]	(0.13)[2]	(0.14)[2]	(0.15)[2]	(0.10)	(0.14)[2]
Net realized and unrealized gains (losses) on investments	(0.64)	1.05	1.21	(0.71)	0.18	1.01	1.26

Total from investment operations	(0.63)	0.90	1.08	(0.85)	0.03	0.91	1.12
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.17)	(0.33)	(0.36)	(0.21)	(0.30)
Net realized gains	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.19)	(0.17)	(0.52)	(0.36)	(0.21)	(0.30)
Net asset value, end of period	$13.57	$14.20	$13.49	$12.58	$13.95	$14.28	$13.58
Total return[3]	(4.44)%	6.70%	8.64%	(6.02)%	0.27%	6.74%	8.92%
Ratios to average net assets (annualized)
Gross expenses	1.36%[4]	1.06%[5]	1.05%[5]	1.06%[5]	1.09%[5]	1.10%[5]	1.09%[5]
Net expenses	1.26%[4]	1.06%[5]	1.05%[5]	1.06%[5]	1.09%[5]	1.10%[5]	1.09%[5]
Net investment income (loss)	0.20%[4]	(1.06)%[5]	(1.05)%[5]	(1.06)%[5]	(1.09)%[5]	(1.10)%[5]	(1.09)%[5]
Supplemental data
Portfolio turnover rate	120%[6]	0%[7]	0%[7]	1%[7]	0%[7]	1%[7]	0%[7]
Net assets, end of period (000s omitted)	$12,593	$15,658	$20,244	$24,122	$30,355	$33,984	$33,934

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratio includes net expenses allocated from the affiliated Master Portfolios in the amount of 0.33%.

[5]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[6]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[7]	Portfolio turnover rate represents the purchases and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$14.49	$13.78	$12.84	$14.23	$14.54	$13.84	$13.01
Net investment income (loss)	0.04 [2]	(0.09)[2]	(0.08)[2]	(0.09)[2]	(0.09)[2]	(0.05)[2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	(0.65)	1.07	1.24	(0.73)	0.19	1.01	1.27

Total from investment operations	(0.61)	0.98	1.16	(0.82)	0.10	0.96	1.19
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.22)	(0.38)	(0.41)	(0.26)	(0.36)
Net realized gains	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.27)	(0.22)	(0.57)	(0.41)	(0.26)	(0.36)
Net asset value, end of period	$13.88	$14.49	$13.78	$12.84	$14.23	$14.54	$13.84
Total return[3]	(4.21)%	7.10%	9.14%	(5.69)%	0.77%	7.01%	9.39%
Ratios to average net assets (annualized)
Gross expenses	1.02%[4]	0.73%[5]	0.72%[5]	0.71%[5]	0.68%[5]	0.69%[5]	0.67%[5]
Net expenses	0.83%[4]	0.64%[5]	0.64%[5]	0.64%[5]	0.64%[5]	0.64%[5]	0.64%[5]
Net investment income (loss)	0.60%[4]	(0.64)%[5]	(0.64)%[5]	(0.64)%[5]	(0.64)%[5]	(0.64)%[5]	(0.64)%[5]
Supplemental data
Portfolio turnover rate	120%[6]	0%[7]	0%[7]	1%[7]	0%[7]	1%[7]	0%[7]
Net assets, end of period (000s omitted)	$47,823	$69,607	$92,600	$157,303	$427,916	$776,035	$809,554

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratio includes net expenses allocated from the affiliated Master Portfolios in the amount of 0.33%.

[5]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[6]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[7]	Portfolio turnover rate represents the purchases and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2018 (unaudited)	Year ended April 30					Year ended September 30, 2013[2]
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$14.36	$13.66	$12.74	$14.15	$14.49	$13.82	$13.01
Net investment income (loss)	0.06 [3]	(0.06)[3]	(0.06)[3]	(0.06)[3]	(0.06)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	(0.66)	1.06	1.23	(0.72)	0.19	1.01	1.26

Total from investment operations	(0.60)	1.00	1.17	(0.78)	0.13	0.98	1.21
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.25)	(0.44)	(0.47)	(0.31)	(0.40)
Net realized gains	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.30)	(0.25)	(0.63)	(0.47)	(0.31)	(0.40)
Net asset value, end of period	$13.76	$14.36	$13.66	$12.74	$14.15	$14.49	$13.82
Total return[4]	(4.18)%	7.33%	9.34%	(5.44)%	0.99%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses	0.78%[5]	0.49%[6]	0.47%[6]	0.47%[6]	0.42%[6]	0.42%[6]	0.42%[6]
Net expenses	0.66%[5]	0.44%[6]	0.44%[6]	0.44%[6]	0.42%[6]	0.42%[6]	0.42%[6]
Net investment income (loss)	0.78%[5]	(0.44)%[6]	(0.44)%[6]	(0.44)%[6]	(0.42)%[6]	(0.42)%[6]	(0.42)%[6]
Supplemental data
Portfolio turnover rate	120%[7]	0%[8]	0%[8]	1%[8]	0%[8]	1%[8]	0%[8]
Net assets, end of period (000s omitted)	$379,008	$572,803	$672,544	$787,484	$1,032,319	$716,789	$679,254

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratio includes net expenses allocated from the affiliated Master Portfolios in the amount of 0.33%.

[6]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[7]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[8]	Portfolio turnover rate represents the purchases and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through July 5, 2017.

On June 15, 2018, the Fund implemented changes to its principal investments strategies and as a result redeemed its investment in Asset Allocation Trust, which was the Fund’s primary investment and 100% owned by the Fund. After Asset Allocation Trust had fully redeemed out of all its holdings in GMO-managed mutual funds, the Fund redeemed its holding in Asset Allocation Trust. As a result of the redemption, the Fund received cash which was subsequently invested into multiple diversified portfolios of Wells Fargo Master Trust and the Fund began operating as a fund-of-funds.

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) or directly in securities employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

18	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios and securities are recorded on a trade basis. Realized gains or losses on securities are recorded on the basis of identified cost. The Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Income dividends and capital gain distributions from Underlying Funds and unaffiliated investment companies are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds and unaffiliated investment companies are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,344,030,471 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$106,689
Gross unrealized losses	(64,350,615)
Net unrealized losses	$(64,243,926)

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	19

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

Asset Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$289,741,393	$0	$0	$289,741,393

Exchange-traded funds	7,723,734	0	0	7,723,734

Short-term investments
U.S. Treasury securities	7,050,000	0	0	7,050,000
Investments measured at net asset value*				1,980,624,282
	304,515,127	0	0	2,285,139,409
Futures contracts	67,642	0	0	67,642
Total assets	$304,582,769	$0	$0	$2,285,207,051
Liabilities
Futures contracts	$5,420,506	$0	$0	$5,420,506
Total liabilities	$5,420,506	$0	$0	$5,420,506

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $1,980,624,282. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

20	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of the Fund increase. Prior to June 15, 2018, Funds Management received a fee at an annual rate which started at 0.35% and declined to 0.235% as the average daily net assets of the Fund increased. For the six months ended October 31, 2018, the management fee was equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Effective June 15, 2018, Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, became the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	21

from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through August 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.13% for Class A shares, 1.88% for Class C shares, 1.38% for Class R shares, 0.95% for Administrator Class shares, and 0.80% for Institutional Class shares. Net expenses from the affiliated Master Portfolios are included in these expense caps. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 15, 2018, the Fund’s expenses were capped at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. These expense caps did not include any acquired fund fees and expenses.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2018, Funds Distributor received $14,969 from the sale of Class A shares and $1,335 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2018 were as follows:

Purchases at cost*		Sales proceeds*
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$42,608,821	$3,538,932,260	$35,609,580	$4,892,066,262

*

The Fund seeks to achieve its investment objectives by investing some of its investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual aggregate purchases and sales of those investments.

6. DERIVATIVE TRANSACTIONS

During the six months ended October 31, 2018, the Fund entered into futures contracts for to gain market exposure. The Fund had an average notional amount of $107,891,190 in long futures contracts and $40,898,900 in short futures contracts during the six months ended October 31, 2018.

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2018 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$4,688,287	$(3,220,186)
Interest rate risk	638,280	67,642
Foreign currency risk	428,995	(2,200,320)
	$5,755,562	$(5,352,864)

22	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended October 31, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended April 30, 2018 were as follows:

Net investment income
Class A	$24,440,974
Class C	8,184,877
Class R	219,977
Administrator Class	1,446,446
Institutional Class	14,348,210

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT DISTRIBUTIONS

On December 10, 2018, the Fund declared distributions from long-term capital gains to shareholders of record on December 7, 2018. The per share amounts payable on December 11, 2018 were as follows:

Long-term capital gains
Class A	$0.96668
Class C	0.96668
Class R	0.96668
Administrator Class	0.96668
Institutional Class	0.96668

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Asset Allocation Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26	Wells Fargo Asset Allocation Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris will replace Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield is expected to retire on December 31, 2018.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT:

Wells Fargo Asset Allocation Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management and advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “May Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Asset Allocation Fund (the “Asset Allocation Fund”) an investment management agreement (the “Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”). At the May Meeting, the Asset Allocation Trust Board, all the members of which have no interest in the investment advisory agreement and are Independent Trustees, reviewed and approved an investment advisory agreement (the “Trust Advisory Agreement”) with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds” and individually as a “Fund.” The Fund Management Agreement and the Trust Advisory Agreement are collectively referred to as the “Current Advisory Agreements.”

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Fund’s investment objective and investment strategies are currently substantially similar to those of the Asset Allocation Trust. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

The Boards noted that at a meeting held on February 27-28, 2018 (the “February Meeting”), the Funds Trust Board approved a new amended investment management agreement with Funds Management and a new sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the Asset Allocation Fund, and that the Asset Allocation Trust Board had approved a new investment advisory agreement with Funds Management for the Asset Allocation Trust (collectively, the “New Agreements”). The Boards noted that New Agreements were approved in order to restructure the Funds such that: the Asset Allocation Fund would be sub-advised by WellsCap and invest in underlying master portfolios and funds managed by Funds Management pursuant to a new investment strategy for the Asset Allocation Fund; the fee rates payable to Funds Management under the Fund Management Agreement would be reduced and the dormant fee would be eliminated; GMO would be terminated as investment adviser to the Asset Allocation Trust; and the Asset Allocation Trust would be liquidated (the “Restructuring”). The Boards noted that the approval to continue the Current Advisory Agreements would be in effect only until the New Agreements take effect as part of the Restructuring, which the Boards noted was expected to occur in mid-2018.

At the May Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the approval of the Current Advisory Agreements. Prior to the May Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist them in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Current Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management was guided by a detailed set of requests for information submitted to it by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2018. The Asset Allocation Trust Board noted that it did not provide a detailed set of requests for information to GMO due to the expected interim nature of the Trust Advisory Agreement in connection with the Restructuring, although the Asset Allocation Trust Board noted that it had received information from GMO in response to the request for information in 2017 as part of the 2017 contract renewal process.

In considering and approving the Current Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the May Meeting, but also the knowledge gained over time through interaction with Funds Management about various topics, and information from and about GMO received subsequent to the 2017 contract renewal process. In this regard, the Boards reviewed reports at each of their quarterly meetings, which included, among other things,

28	Wells Fargo Asset Allocation Fund	Other information (unaudited)

portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement until the New Agreements take effect, and determined that the compensation payable to Funds Management by the Asset Allocation Fund pursuant to the Fund Management Agreement was reasonable. The Funds Trust Board considered the approval of the Fund Management Agreement for the Asset Allocation Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.

After its deliberations, the Asset Allocation Trust Board unanimously approved the continuation of the Trust Advisory Agreement until the New Agreements take effect, noting that no compensation is payable to GMO under the Trust Advisory Agreement.

The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the respective Funds by Funds Management and GMO under the respective Current Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services provided to the Asset Allocation Fund, as well as, among other things, a summary of the background and experience of senior management of GMO and of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and GMO’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Boards considered the qualifications, background, tenure and responsibilities of the portfolio manager of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust. The Boards took into consideration the Restructuring that is expected to occur in mid-2018 in its consideration of the information it received.

In light of the gateway feeder nature of the Fund, the Boards were advised that the scope of services under the Fund Management Agreement includes various responsibilities related to the oversight of the Trust and its performance and investment management activities.

The Boards evaluated the ability of Funds Management and GMO to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Boards considered the investment performance results for the Asset Allocation Fund over various time periods ended December 31, 2017. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

The Boards noted that the investment performance of the Asset Allocation Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the one-, three- and ten-year periods under review, but lower than the average investment performance of the Universe for the five-year period under review. The Boards also noted that the investment performance of the Asset Allocation Fund was lower than its benchmark, the GMO Global Asset Allocation Index, for all periods under review.

The Boards received information concerning, and discussed factors contributing to, the underperformance of the Asset Allocation Fund relative to the Universe and benchmark for the periods identified above. The Boards took note of the explanations for the relative underperformance during these periods, including with respect to the investment process generally and investment decisions that affected the Asset Allocation Fund’s investment performance. The Boards particularly noted that the structure and investment strategy of the Asset Allocation Fund would be significantly revised as part of the Restructuring that is expected to occur in mid-2018.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	29

The Funds Trust Board also received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Boards took into account the Asset Allocation Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Current Advisory Agreements.

Investment management fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by the Asset Allocation Fund to Funds Management under the Fund Management Agreement, as well as the contractual fee rates payable by the Asset Allocation Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Funds Trust Board noted that Asset Allocation Trust does not pay Funds Management a fee for administrative services provided by it to the Asset Allocation Trust.

Among other information reviewed by the Funds Trust Board was a comparison of the Asset Allocation Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were lower than the sum of these average rates for the Asset Allocation Fund’s expense Groups for all share classes.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management by the Asset Allocation Fund pursuant to the Fund Management Agreement was reasonable. Based on its consideration of the factors and information it deemed relevant, the Asset Allocation Board determined that the absence of any compensation payable by the Asset Allocation Trust to GMO pursuant to the Trust Advisory Agreement was reasonable.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Asset Allocation Fund and the fund family as a whole.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo to be at a level that would prevent it from approving the continuation of the Fund Management Agreement with Funds Management.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and, thus, that GMO’s profitability from its relationship with the Asset Allocation Trust was not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Economies of scale

The Funds Trust Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Funds Trust Board noted the existence of breakpoints in the Asset Allocation Fund’s management fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and

30	Wells Fargo Asset Allocation Fund	Other information (unaudited)

expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Asset Allocation Fund.

The Funds Trust Board concluded that the Asset Allocation Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund and its shareholders.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that any possible economies of scale were not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationships with the Funds. The Boards received information about fees received by GMO from the underlying GMO funds held by Asset Allocation Trust and about benefits to GMO from soft dollar credits generated by those underlying funds. The Funds Trust Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates and GMO were unreasonable.

Conclusion

At the May Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement until the New Agreements take effect, and determined that the compensation payable to Funds Management by the Asset Allocation Fund pursuant to the Fund Management Agreement was reasonable. The Funds Trust Board considered the approval of the Fund Management Agreement for the Asset Allocation Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.

At the May Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Asset Allocation Trust Board unanimously approved the continuation of the Trust Advisory Agreement until the New Agreements take effect, and determined that the absence of any compensation payable by the Asset Allocation Trust to GMO pursuant to the Trust Advisory Agreement was reasonable.

Appendix A (unaudited)	Wells Fargo Asset Allocation Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

318250 12-18 SA224/SAR224 10-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:
/s/ Andrew Owen
Andrew Owen
President
Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	December 21, 2018

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 21, 2018